Schedule of investments
Delaware Ivy VIP High Income
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 1.15%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	3,617,919	$ 9,218,898
Total Convertible Bond (cost $3,537,331)		9,218,898

Corporate Bonds — 78.69%
Automotive — 2.34%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,013,747
Ford Motor 4.75% 1/15/43	2,660,000	2,211,397
Ford Motor Credit
6.80% 5/12/28	4,130,000	4,292,917
7.35% 3/6/30	1,420,000	1,514,861

Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,703,598
Wand NewCo 3 144A 7.625% 1/30/32 #	975,000	1,009,190
		18,745,710
Banking — 0.86%
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	2,890,615
Barclays 9.625% 12/15/29 μ, ψ	3,745,000	3,980,568
		6,871,183
Basic Industry — 5.55%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,459,656
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,569,332
CP Atlas Buyer 144A 7.00% 12/1/28 #	4,546,000	4,272,364
First Quantum Minerals
144A 6.875% 10/15/27 #	2,131,000	2,045,590
144A 8.625% 6/1/31 #	2,990,000	2,910,258
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,289,166
144A 6.125% 4/15/32 #	1,505,000	1,489,716

NOVA Chemicals 144A 8.50% 11/15/28 #	895,000	953,729
Novelis 144A 4.75% 1/30/30 #	6,240,000	5,762,376
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	6,335,000	5,808,368
Standard Industries 144A 3.375% 1/15/31 #	7,050,000	5,918,782
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	4,077,482
		44,556,819
Capital Goods — 5.34%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	1,751,144	587,838
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	$ 1,756,574
144A 4.00% 9/1/29 #	2,360,000	1,904,842
Bombardier
144A 6.00% 2/15/28 #	2,619,000	2,579,125
144A 7.25% 7/1/31 #	1,905,000	1,911,260
144A 7.50% 2/1/29 #	3,267,000	3,367,800
144A 8.75% 11/15/30 #	3,370,000	3,602,618
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	755,167
144A 8.75% 4/15/30 #	2,415,000	2,375,356

Esab 144A 6.25% 4/15/29 #	1,715,000	1,725,175
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	5,360,000	5,464,525
144A 9.25% 4/15/27 #	1,945,000	1,931,706
Sealed Air
144A 5.00% 4/15/29 #	2,175,000	2,089,982
144A 7.25% 2/15/31 #	975,000	1,014,912
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,297,624
144A 6.875% 12/15/30 #	6,450,000	6,582,193

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	5,955,000	1,935,375
		42,882,072
Consumer Goods — 2.33%
Acushnet 144A 7.375% 10/15/28 #	2,471,000	2,562,780
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	3,292,265
Fiesta Purchaser 144A 7.875% 3/1/31 #	3,249,000	3,357,744
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	6,055,578
Pilgrim's Pride 4.25% 4/15/31	3,775,000	3,406,771
		18,675,138
Electric — 2.53%
Calpine
144A 4.625% 2/1/29 #	3,295,000	3,052,970
144A 5.00% 2/1/31 #	370,000	339,781
144A 5.125% 3/15/28 #	5,470,000	5,254,419
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	7,953,904
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,738,666
		20,339,740
NQ- IV093 [0324] 0524 (3566334)    1

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 12.18%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	4,874,000	$ 4,651,505
144A 7.00% 11/1/26 #	1,898,000	1,904,058
Callon Petroleum
144A 7.50% 6/15/30 #	2,445,000	2,593,179
144A 8.00% 8/1/28 #	5,090,000	5,338,056

Civitas Resources 144A 8.625% 11/1/30 #	3,740,000	4,018,488
EQM Midstream Partners
144A 4.75% 1/15/31 #	10,319,000	9,605,755
6.50% 7/15/48	1,170,000	1,174,337
Genesis Energy
7.75% 2/1/28	3,335,000	3,354,316
8.00% 1/15/27	2,085,000	2,111,121
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	5,115,799
144A 6.00% 2/1/31 #	705,000	688,131
144A 6.25% 4/15/32 #	2,665,000	2,630,384

Kodiak Gas Services 144A 7.25% 2/15/29 #	2,100,000	2,140,431
Murphy Oil 6.375% 7/15/28	8,268,000	8,329,117
Nabors Industries
144A 7.25% 1/15/26 #	952,000	946,744
144A 9.125% 1/31/30 #	2,925,000	3,043,454
NuStar Logistics
6.00% 6/1/26	4,126,000	4,110,388
6.375% 10/1/30	4,170,000	4,200,800
Southwestern Energy
5.375% 2/1/29	760,000	738,818
5.375% 3/15/30	7,590,000	7,312,137

Transocean 144A 8.00% 2/1/27 #	5,394,000	5,357,618
USA Compression Partners
6.875% 4/1/26	770,000	769,761
6.875% 9/1/27	5,090,000	5,105,290
144A 7.125% 3/15/29 #	1,940,000	1,965,396
Vital Energy
144A 7.875% 4/15/32 #	1,560,000	1,585,978
9.75% 10/15/30	2,905,000	3,179,270

Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,751,591
		97,721,922
Financial Services — 2.02%
AerCap Holdings 5.875% 10/10/79 μ	8,349,000	8,295,628
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,516,978
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,590,000	4,425,310
		16,237,916
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 6.81%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	$ 1,886,247
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,894,285
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	1,959,501
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	1,885,000	1,803,057
144A 3.50% 4/1/30 #	415,000	395,607

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,316,270
CHS
144A 4.75% 2/15/31 #	3,000,000	2,317,956
144A 5.25% 5/15/30 #	1,600,000	1,306,052
144A 6.125% 4/1/30 #	978,000	706,100
144A 6.875% 4/15/29 #	980,000	734,639
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,032,446
144A 4.625% 6/1/30 #	1,475,000	1,321,517

Heartland Dental 144A 8.50% 5/1/26 #	2,820,000	2,799,000
Legacy LifePoint Health 144A 4.375% 2/15/27 #	2,980,000	2,842,116
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,537,001
144A 5.25% 10/1/29 #	6,405,000	6,058,704

Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,088,803
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,046,153
Tenet Healthcare
4.375% 1/15/30	4,955,000	4,583,878
6.125% 10/1/28	3,025,000	3,016,684
		54,646,016
Insurance — 5.31%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,578,945
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,552,222
144A 8.125% 2/15/32 #	2,325,000	2,346,929
HUB International
144A 5.625% 12/1/29 #	4,200,000	3,942,125
144A 7.375% 1/31/32 #	3,810,000	3,838,038
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	5,962,202
144A 10.50% 12/15/30 #	3,385,000	3,580,264

2    NQ- IV093 [0324] 0524 (3566334)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
NFP
144A 6.875% 8/15/28 #	6,907,000	$ 7,000,507
144A 7.50% 10/1/30 #	1,865,000	1,966,383

Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	3,973,377
USI 144A 7.50% 1/15/32 #	2,845,000	2,853,797
		42,594,789
Leisure — 6.28%
Boyd Gaming 144A 4.75% 6/15/31 #	8,550,000	7,864,992
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,917,919
144A 7.00% 2/15/30 #	6,595,000	6,773,790
Carnival
144A 5.75% 3/1/27 #	3,753,000	3,716,823
144A 6.00% 5/1/29 #	7,141,000	7,050,557

Light & Wonder International 144A 7.25% 11/15/29 #	5,520,000	5,670,376
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	404,000	398,563
144A 5.50% 4/1/28 #	8,914,000	8,816,204
144A 7.25% 1/15/30 #	1,900,000	1,975,405

Scientific Games Holdings 144A 6.625% 3/1/30 #	6,455,000	6,245,183
		50,429,812
Media — 8.14%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	4,149,119
AMC Networks 4.25% 2/15/29	4,609,000	3,269,935
Arches Buyer 144A 6.125% 12/1/28 #	3,964,000	3,325,118
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,452,277
144A 4.75% 2/1/32 #	3,290,000	2,688,221
144A 6.375% 9/1/29 #	6,850,000	6,503,340

CMG Media 144A 8.875% 12/15/27 #	7,046,000	4,675,305
CSC Holdings
144A 4.625% 12/1/30 #	9,484,000	4,823,650
144A 5.00% 11/15/31 #	2,381,000	1,206,232
144A 5.75% 1/15/30 #	3,167,000	1,679,043

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	4,075,000	2,204,722
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	6,306,657
DISH DBS 144A 5.75% 12/1/28 #	7,165,000	4,937,616
Gray Television
144A 4.75% 10/15/30 #	5,150,000	3,381,612
144A 5.375% 11/15/31 #	5,459,000	3,584,786

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Nexstar Media 144A 4.75% 11/1/28 #	4,400,000	$ 4,013,369
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	6,162,918
		65,363,920
Retail — 3.34%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,103,237
Bath & Body Works 6.875% 11/1/35	6,070,000	6,211,637
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,502,997
144A 4.375% 1/15/31 #	1,271,000	1,139,568

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	4,037,000	4,004,206
Murphy Oil USA
144A 3.75% 2/15/31 #	4,480,000	3,916,632
4.75% 9/15/29	985,000	934,970

PetSmart 144A 7.75% 2/15/29 #	5,149,000	5,016,837
		26,830,084
Services — 4.62%
ADT Security 144A 4.875% 7/15/32 #	8,935,000	8,094,847
CDW 3.569% 12/1/31	6,715,000	5,909,630
GFL Environmental 144A 6.75% 1/15/31 #	2,835,000	2,908,889
SRS Distribution
144A 6.00% 12/1/29 #	2,107,000	2,154,591
144A 6.125% 7/1/29 #	2,115,000	2,159,036

Staples 144A 7.50% 4/15/26 #	4,531,000	4,426,500
United Rentals North America 3.875% 2/15/31	4,440,000	3,982,612
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,355,206
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	3,126,000	3,125,680
		37,116,991
Technology & Electronics — 4.04%
Clarios Global 144A 8.50% 5/15/27 #	3,765,000	3,777,754
CommScope Technologies 144A 6.00% 6/15/25 #	2,367,000	2,061,539
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,035,017
144A 5.95% 6/15/30 #	5,825,000	5,761,637
NCR Voyix
144A 5.00% 10/1/28 #	2,287,000	2,134,371
144A 5.125% 4/15/29 #	2,797,000	2,597,316
144A 5.25% 10/1/30 #	1,202,000	1,088,716

NQ- IV093 [0324] 0524 (3566334)    3

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Seagate HDD Cayman
5.75% 12/1/34	2,155,000	$ 2,109,885
144A 8.25% 12/15/29 #	1,965,000	2,113,365

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,478,235
UKG 144A 6.875% 2/1/31 #	5,160,000	5,260,398
		32,418,233
Telecommunications — 6.03%
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,608,109
144A 5.50% 10/15/29 #	1,292,000	878,286

Altice France Holding 144A 6.00% 2/15/28 #	6,585,000	1,881,076
Connect Finco 144A 6.75% 10/1/26 #	8,039,000	7,885,898
Consolidated Communications
144A 5.00% 10/1/28 #	1,819,000	1,517,835
144A 6.50% 10/1/28 #	7,298,000	6,393,206
Frontier Communications Holdings
144A 5.00% 5/1/28 #	745,000	692,059
144A 5.875% 10/15/27 #	3,836,000	3,716,802
5.875% 11/1/29	1,011,498	855,788
144A 6.00% 1/15/30 #	805,000	682,743
144A 6.75% 5/1/29 #	3,287,000	2,932,940
144A 8.75% 5/15/30 #	1,080,000	1,106,036

Northwest Fiber 144A 4.75% 4/30/27 #	6,187,000	6,330,582
Sable International Finance 144A 5.75% 9/7/27 #	5,893,000	5,690,900
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,792,266
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,411,103
		48,375,629
Transportation — 0.97%
Air Canada 144A 3.875% 8/15/26 #	8,105,000	7,743,929
		7,743,929
Total Corporate Bonds (cost $651,330,917)		631,549,903

Loan Agreements — 10.27%
Basic Industry — 3.38%
CP Atlas Buyer Tranche B 9.18% (SOFR01M + 3.85%) 11/23/27 •	2,325,387	2,301,341
	Principalamount°	Value (US $)

Loan Agreements (continued)
Basic Industry (continued)
Foresight Energy Operating Tranche A 13.409% (SOFR03M + 8.10%) 6/30/27 •	1,244,325	$ 1,206,995
Form Technologies Tranche B 10.193% (SOFR03M + 4.85%) 7/22/25 •	10,483,924	10,025,252
Hexion Holdings
1st Lien 9.96% (SOFR03M + 4.65%) 3/15/29 •	889,162	877,571
2nd Lien 12.868% (SOFR01M + 7.54%) 3/15/30 •	4,965,000	4,431,263

PMHC II 4.25% (SOFR03M + 4.25%) 4/23/29 •	856,307	848,571
Vantage Specialty Chemicals 1st Lien 10.068% (SOFR03M + 4.75%) 10/26/26 •	7,506,839	7,443,496
		27,134,489
Capital Goods — 1.27%
CD&R Hydra Buyer TBD 3/14/31 X	4,025,000	4,035,062
Hunter Douglas Holding Tranche B-1 8.824% (SOFR03M + 3.50%) 2/26/29 •	2,042,691	2,022,742
SPX Flow 9.927% (SOFR01M + 4.60%) 4/5/29 •	4,082,570	4,104,514
		10,162,318
Energy — 0.24%
Parkway Generation
Tranche B 10.324% (SOFR03M + 5.01%) 2/18/29 •	1,719,695	1,717,545
Tranche C 10.324% (SOFR03M + 5.01%) 2/18/29 •	216,531	216,261
		1,933,806
Financial Services — 0.91%
Amynta Agency Borrower 9.552% (SOFR03M + 4.25%) 2/28/28 •	7,265,191	7,293,736
		7,293,736
Healthcare — 0.97%
Bausch & Lomb 8.677% (SOFR01M + 3.35%) 5/10/27 •	3,885,341	3,852,040
Cotiviti Holdings TBD 2/21/31 X	3,918,000	3,924,531
		7,776,571
Media — 0.55%
Advantage Sales & Marketing Tranche B-1 10.092% (SOFR03M + 4.76%) 10/28/27 •	4,420,099	4,434,217
		4,434,217

4    NQ- IV093 [0324] 0524 (3566334)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Services — 0.50%
Pre Paid Legal Services 2nd Lien 12.445% (SOFR01M + 7.11%) 12/14/29 •	175,415	$ 171,907
Swf Holdings I 9.445% (SOFR01M + 4.11%) 10/6/28 •	4,176,713	3,852,270
		4,024,177
Technology & Electronics — 2.21%
Applied Systems 2nd Lien 10.559% 2/23/32 •	3,716,000	3,854,191
Commscope 8.695% (SOFR01M + 3.36%) 4/6/26 •	2,022,505	1,843,851
INDICOR Tranche B 9.302% (SOFR03M + 4.00%) 11/22/29 •	6,761,871	6,805,343
UKG 2nd Lien 10.68% (SOFR03M + 5.35%) 5/3/27 •	5,175,862	5,219,536
		17,722,921
Telecommunications — 0.24%
MLN US HoldCo
1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	8,256,075	1,651,215
Tranche B 14.66% (SOFR03M + 9.35%) 10/18/27 •	2,336,000	321,200
		1,972,415
Total Loan Agreements (cost $89,945,085)		82,454,650
	Number of shares
Common Stocks — 1.65%
Basic Industry — 0.43%
BIS Industries Holdings =, †	1,604,602	0
Foresight Energy =, †	185,516	3,435,748
Westmoreland Coal =, †	572	1,001
		3,436,749
Consumer Cyclical — 0.09%
True Religion Apparel =, †	23	726,970
		726,970
Consumer Discretionary — 0.74%
Studio City International Holdings †	581,459	4,029,511
Studio City International Holdings ADR †	275,487	1,909,125
		5,938,636
Consumer Goods — 0.00%
ASG Warrant =, †	1,200	0
		0
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	$ 326
		326
Financial Services — 0.39%
New Cotai =, †	3,072,567	3,131,710
		3,131,710
Utilities — 0.00%
Larchmont Resources =, †	1,007	11,752
		11,752
Total Common Stocks (cost $40,399,898)		13,246,143

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, †, ω	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 3.93%
Invesco Senior Loan ETF	424,157	8,970,920
iShares iBoxx High Yield Corporate Bond ETF	290,000	22,541,700
Total Exchange-Traded Funds (cost $33,375,159)		31,512,620

Warrants — 0.02%
California Resources †	7,744	151,473
Total Warrants (cost $673,784)		151,473

Short-Term Investments — 4.79%
Money Market Mutual Funds — 4.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	9,611,232	9,611,232
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	9,611,232	9,611,232
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	9,611,232	9,611,232

NQ- IV093 [0324] 0524 (3566334)    5

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	9,611,233	$ 9,611,233
Total Short-Term Investments (cost $38,444,929)		38,444,929

Total Value of Securities—100.51% (cost $858,099,163)		806,697,736
Liabilities Net of Receivables and Other Assets—(0.51%)		(4,077,856)
Net Assets Applicable to 267,204,967 Shares Outstanding—100.00%		$802,619,880
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $522,372,959, which represents 65.08% of the Portfolio’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USD – US Dollar

6    NQ- IV093 [0324] 0524 (3566334)